Other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Other current assets
Schedule of other current assets

Other current assets

in € THOUS

	2019	2018

Income taxes receivable	209,545	159,290
Debt securities	133,322	99,592
Other taxes receivable	127,880	107,708
Payments on account	110,078	104,817
Receivables for supplier rebates	51,296	68,203
Prepaid rent	26,374	57,319
Deposit / Guarantee / Security	22,226	19,915
Prepaid insurance	19,796	23,632
Derivatives	2,513	7,837
Other	210,573	155,770
Other current assets	913,603	804,083